OTHER NON-CURRENT ASSETS (Schedule of Maturities of lease liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Maturities of the lease liabilities
2020	$ 2,533
2021	1,296
2022	667
Total undiscounted lease payments	4,496
Less: Imputed interest	$ (275)
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Amounts due within 12 months
Present value of lease liabilities balance	$ 4,221
Amounts due within 12 months	$ 2,361
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term lease liabilities
Long-term lease liabilities	$ 1,860